Guarantees granted, commitments and contingent liabilities - repurchase obligation (Details) € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 562
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	243
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	135
2024
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	152
2025
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	16
Due beyond five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 27